February 2, 2004

Securities and Exchange Commission
450 Fifth Street N.W.
ATTN: Ms. Linda Stirling
Document Control - EDGAR
Washington, D.C. 20549-1004


Re:    AXP Sector Series, Inc.
           AXP Utilities Fund
       File No. 33-20872/811-5522

Dear Ms. Stirling:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 31 (Amendment). This Amendment was filed electronically on January 27, 2004.

If you have any questions or concerns regarding this filing, please contact Heidi Brommer at (612) 671-2403 or me at (612) 671-7981.


Sincerely,




/s/ H. Bernt von Ohlen
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    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Express Financial Corporation